Subsequent Events (Details)	Jul. 09, 2026 USD ($)	Jul. 09, 2026 HKD ($)	Jun. 30, 2026 shares	May 22, 2026 shares	Mar. 31, 2026 shares	Mar. 31, 2025 shares
Subsequent Events [Line Items]
Shares of common stock			8,636,186		8,636,186	8,577,583
Purchase price	$ 280,000	$ 2,200,000
Two Thousand Twenty Six Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Shares of common stock				1,295,427
Two Thousand Twenty Six Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common stock				1,295,427
Shares of common stock outstanding, percentage				5.00%